Commitments and Contingent Liabilities (Details) - USD ($)		1 Months Ended				12 Months Ended
	Nov. 04, 2021	May 31, 2022	Jan. 31, 2022	May 31, 2021	Feb. 28, 2021	Dec. 31, 2023
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties in sales						100.00%
Aggregate contingent obligation						$ 9,600,000
Expenditure			$ 4,800,000
Expenses		$ 1,000,000			$ 126,000
Grant total amount				$ 1,200,000
Agreement, description						On September 7, 2018 the Company entered into an agreement with its Executive Chairman. Pursuant to the agreement, upon termination of the Chairman’s board service, under certain conditions defined in the agreement, the Executive Chairman will be entitled to receive an amount of up to three times his then annual base retainer plus the value of accrued benefits. As of December 31, 2023, no termination liability was accrued or payable.
Gross proceeds percentage	3.33%
Commercial transaction	$ 20,000,000
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties in sales						3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Percentage of royalties in sales						5.00%